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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.3%
		Argentina: 1.7%
500,000	#	YPF SA, 8.500%, 07/28/25	$496,250	0.6
1,000,000	#	YPF SA, 8.750%, 04/04/24	1,017,500	1.1
			1,513,750	1.7

		Austria: 0.6%
500,000		ESAL GmbH, 6.250%, 02/05/23	493,750	0.6

		Brazil: 3.9%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	262,812	0.3
850,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	854,250	1.0
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	294,000	0.3
550,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	564,685	0.6
850,000		Petrobras Global Finance BV, 6.250%, 03/17/24	822,775	0.9
375,000	#	Tupy Overseas SA, 6.625%, 07/17/24	368,906	0.4
325,000		Vale Overseas Ltd, 4.375%, 01/11/22	319,576	0.4
			3,487,004	3.9

		Chile: 6.8%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,566,154	1.8
500,000	#	Cencosud SA, 5.150%, 02/12/25	504,046	0.6
400,000		Cencosud SA, 5.500%, 01/20/21	420,886	0.5
1,000,000	#	Corpbanca SA, 3.875%, 09/22/19	1,016,755	1.1
500,000	#	Empresa Electrica Angamos SA, 4.875%, 05/25/29	493,444	0.6
500,000	#	Empresa Electrica Guacolda SA, 4.560%, 04/30/25	486,072	0.5
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	613,703	0.7
450,000		Telefonica Chile SA, 3.875%, 10/12/22	441,995	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	491,106	0.5
			6,034,161	6.8

		China: 4.5%
500,000		Bank of China Ltd, 5.000%, 11/13/24	513,107	0.6
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	324,649	0.4
250,000	#	China Resources Gas Group Ltd., 4.500%, 04/05/22	259,839	0.3
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	663,435	0.7
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	244,359	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	213,384	0.2
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	380,243	0.4
750,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	785,438	0.9
750,000		Yancoal International Resources Development Co. Ltd., 5.730%, 05/16/22	670,770	0.7
			4,055,224	4.5

		Colombia: 4.1%
500,000		Banco Davivienda SA, 5.875%, 07/09/22	508,125	0.6
350,000		Bancolombia SA, 5.950%, 06/03/21	385,525	0.4
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	745,313	0.8
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1,020,780	1.2
800,000		Pacific Rubiales Energy Corp., 5.375%, 01/26/19	659,200	0.7
500,000		Pacific Rubiales Energy Corp., 5.625%, 01/19/25	363,125	0.4
			3,682,068	4.1

		Czech Republic: 0.5%
400,000		CEZ A/S, 4.250%, 04/03/22	419,908	0.5

		Ghana: 1.5%
1,000,000	#	Kosmos Energy Ltd, 7.875%, 08/01/21	970,000	1.1
400,000		Tullow Oil PLC, 6.250%, 04/15/22	356,000	0.4
			1,326,000	1.5

		Hong Kong: 8.3%
300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	328,615	0.4
1,350,000		Bestgain Real Estate, 2.625%, 03/13/18	1,337,210	1.5
500,000		China CITIC Bank International Ltd., 6.000%, 05/07/24	529,400	0.6
500,000		China Construction Bank Asia, 4.250%, 08/20/24	508,502	0.6
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	269,281	0.3

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Hong Kong: (continued)
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	$957,636	1.1
650,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	691,626	0.8
750,000		Li & Fung Ltd, 5.250%, 05/13/20	821,656	0.9
1,200,000		Noble Group Ltd., 6.750%, 01/29/20	1,245,000	1.4
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	370,842	0.4
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	319,926	0.3
			7,379,694	8.3

		Hungary: 0.7%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	657,540	0.7

		India: 8.4%
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,061,212	1.2
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	985,693	1.1
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	473,947	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	516,455	0.6
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	955,944	1.1
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	529,717	0.6
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	862,956	1.0
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	410,550	0.4
250,000	#	Vedanta Resources PLC, 6.000%, 01/31/19	243,125	0.3
250,000		Vedanta Resources PLC, 7.125%, 05/31/23	238,750	0.3
1,150,000		Vedanta Resources PLC, 8.250%, 06/07/21	1,175,956	1.3
			7,454,305	8.4

		Indonesia: 1.1%
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	571,313	0.6
400,000		Listrindo Capital BV, 6.950%, 02/21/19	419,000	0.5
			990,313	1.1

		Israel: 2.0%
350,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	400,225	0.5
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	821,063	0.9
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	571,750	0.6
			1,793,038	2.0
		Jamaica: 2.1%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	338,317	0.4
1,100,000		Digicel Group Ltd., 8.250%, 09/30/20	1,105,500	1.2
400,000	#	Digicel Group Ltd., 8.250%, 09/30/20	402,000	0.5
			1,845,817	2.1

		Kuwait: 0.6%
500,000		Burgan Finance No. 1 Jersey Ltd, 7.875%, 09/29/20	576,760	0.6

		Mexico: 9.3%
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	750,375	0.8
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	210,500	0.2
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	855,406	1.0
700,000	#	Cemex SAB de CV, 5.700%, 01/11/25	669,340	0.8
500,000	#	Cemex SAB de CV, 6.125%, 05/05/25	494,600	0.6
500,000		Cemex SAB de CV, 7.250%, 01/15/21	528,850	0.6
600,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	598,914	0.7
600,000		Grupo Bimbo SAB de CV, 4.500%, 01/25/22	630,300	0.7
500,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	517,500	0.6
400,000		Grupo Televisa SAB, 6.625%, 01/15/40	465,732	0.5
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	311,250	0.3
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	372,000	0.4
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	258,375	0.3
300,000		Nemak SA de CV, 5.500%, 02/28/23	309,375	0.3
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	825,000	0.9
450,000		Sigma Alimentos SA de CV, 6.875%, 12/16/19	520,875	0.6
			8,318,392	9.3

		Morocco: 2.0%
500,000	#	OCP SA, 4.500%, 10/22/25	476,875	0.5
750,000		OCP SA, 5.625%, 04/25/24	784,778	0.9
500,000	#	OCP SA, 6.875%, 04/25/44	525,100	0.6
			1,786,753	2.0

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Paraguay: 1.0%
900,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	$936,000	1.0

		Peru: 4.7%
250,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	271,875	0.3
600,000	#	Banco de Credito del Peru/Panama, 6.125%, 04/24/27	642,750	0.7
300,000	#	Banco Internacional del Peru SAA, 5.750%, 10/07/20	325,050	0.4
350,000	#	Banco Internacional del Peru SAA, 6.625%, 03/19/29	374,325	0.4
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,224,600	1.4
350,000		Southern Copper Corp., 5.250%, 11/08/42	305,494	0.4
975,000		Southern Copper Corp., 6.750%, 04/16/40	1,011,796	1.1
			4,155,890	4.7

		Poland: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	518,125	0.6

		Qatar: 0.6%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	561,399	0.6

		Russia: 8.3%
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,065,550	1.2
400,000		EDC Finance Ltd, 4.875%, 04/17/20	353,400	0.4
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	727,726	0.8
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	111,500	0.1
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,068,750	1.2
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	905,850	1.0
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	672,150	0.7
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	511,325	0.6
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	498,065	0.6
425,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	382,690	0.4
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,137,213	1.3
			7,434,219	8.3

		Singapore: 2.8%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,024,450	1.1
500,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	504,616	0.6
950,000		Stats Chippac Ltd., 4.500%, 03/20/18	955,938	1.1
			2,485,004	2.8

		South Africa: 3.4%
300,000		AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	331,125	0.4
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	276,000	0.3
1,200,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	1,313,100	1.5
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,089,781	1.2
			3,010,006	3.4

		South Korea: 1.7%
1,500,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,553,427	1.7

		Sweden: 0.6%
500,000		Millicom International Cellular SA, 6.625%, 10/15/21	516,250	0.6

		Thailand: 2.2%
500,000		Krung Thai Bank PCL/Cayman Islands, 5.200%, 12/26/24	514,519	0.6
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	904,500	1.0
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	279,910	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	227,517	0.3
			1,926,446	2.2

		Turkey: 4.9%
200,000	#	Akbank TAS, 4.000%, 01/24/20	195,308	0.2
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	267,216	0.3
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	660,274	0.7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Turkey: (continued)
500,000	#	Turk Telekomunikasyon AS, 4.875%, 06/19/24	$499,865	0.6
700,000	#	Turkiye Is Bankasi, 5.000%, 04/30/20	709,184	0.8
500,000		Turkiye Is Bankasi, 6.000%, 10/24/22	501,400	0.6
1,000,000	#	Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	1,016,250	1.1
500,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	493,730	0.6
			4,343,227	4.9

		United Arab Emirates: 4.4%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	232,260	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	886,482	1.0
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	905,909	1.0
1,750,000		DP World Ltd., 6.850%, 07/02/37	1,916,250	2.1
			3,940,901	4.4

	Total Corporate Bonds/Notes
	(Cost $82,933,356)		83,195,371	93.3

FOREIGN GOVERNMENT BONDS: 1.3%
		China: 0.6%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	525,612	0.6

		Kazakhstan: 0.7%
750,000	#	KazMunayGas National Co. JSC, 6.000%, 11/07/44	645,938	0.7

	Total Foreign Government Bonds
	(Cost $1,239,732)		1,171,550	1.3

	Total Long-Term Investments
	(Cost $84,173,088)		84,366,921	94.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
3,135,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $3,135,000)	3,135,000	3.5

	Total Short-Term Investments
	(Cost $3,135,000)	3,135,000	3.5

	Total Investments in Securities (Cost $87,308,088)	$87,501,921	98.1
	Assets in Excess of Other Liabilities	1,662,666	1.9
	Net Assets	$89,164,587	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $87,332,018.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,329,302
Gross Unrealized Depreciation	(1,159,399)

Net Unrealized Appreciation	$169,903

Sector Diversification	Percentage of Net Assets
Financial	22.2%
Energy	19.3
Basic Materials	14.0
Communications	13.3
Consumer, Non-cyclical	7.4
Utilities	6.9
Diversified	5.5
Industrial	3.4
Consumer, Cyclical	1.5
Technology	1.1
Short-Term Investments	3.5
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$83,195,371	$–	$83,195,371
Foreign Government Bonds	–	1,171,550	–	1,171,550
Short-Term Investments	3,135,000	–	–	3,135,000
Total Investments, at fair value	$3,135,000	$84,366,921	$–	$87,501,921
Other Financial Instruments+
Futures	10,704	–	–	10,704
Total Assets	$3,145,704	$84,366,921	$–	$87,512,625
Liabilities Table
Other Financial Instruments+
Futures	$(19,305)	$–	$–	$(19,305)
Total Liabilities	$(19,305)	$–	$–	$(19,305)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	19	09/21/15	$2,397,266	$(17,946)
U.S. Treasury 5-Year Note	14	09/30/15	1,669,609	(575)
			$4,066,875	$(18,521)
Short Contracts
U.S. Treasury Long Bond	(1)	09/21/15	(150,844)	(784)
U.S. Treasury Ultra Long Bond	(2)	09/21/15	(308,125)	10,704
			$(458,969)	$9,920

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Corporate Debt Fund as of June 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$10,704
Total Asset Derivatives		$10,704

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$19,305
Total Liability Derivatives		$19,305

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 5.3%
		Argentina: 2.7%
1,500,000	#	YPF SA, 8.500%, 07/28/25	$1,488,750	1.1
2,000,000	#	YPF SA, 8.750%, 04/04/24	2,035,000	1.6
			3,523,750	2.7

		Chile: 1.8%
1,500,000	#	Empresa Electrica Angamos SA, 4.875%, 05/25/29	1,480,331	1.1
1,000,000	#	Empresa Electrica Guacolda SA, 4.560%, 04/30/25	972,143	0.7
			2,452,474	1.8

		Colombia: 0.8%
1,000,000		Ecopetrol SA, 5.875%, 09/18/23	1,052,500	0.8

	Total Corporate Bonds/Notes
	(Cost $7,013,239)		7,028,724	5.3

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		2.125%, due 06/30/22	18,059	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		18,059	0.0

FOREIGN GOVERNMENT BONDS: 88.1%
		Angola: 0.6%
750,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	756,188	0.6

		Argentina: 3.9%
2,388,341	±	Argentina Government International Bond, 2.600%, 12/31/38	1,301,646	1.0
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,345,956	1.0
1,400,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	1,456,000	1.1
1,000,000		Provincia De Buenos Aire, 9.950%, 06/09/21	982,500	0.8
			5,086,102	3.9

		Armenia: 0.6%
751,000	#	Republic of Armenia, 6.000%, 09/30/20	739,284	0.6

		Azerbaijan: 0.8%
1,000,000		Republic of Azerbaijan, 4.750%, 03/18/24	1,023,800	0.8

		Bolivia: 0.8%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	1,065,000	0.8

		Brazil: 3.5%
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	820,560	0.6
3,750,000		Brazilian Government International Bond, 2.625%, 01/05/23	3,328,125	2.6
500,000		Brazilian Government International Bond, 5.000%, 01/27/45	435,000	0.3
			4,583,685	3.5

		Chile: 1.1%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,501,335	1.1

		Colombia: 2.2%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	367,400	0.3
500,000		Colombia Government International Bond, 6.125%, 01/18/41	545,000	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,929,750	1.5
			2,842,150	2.2

		Costa Rica: 1.2%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,020,800	0.8
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	501,000	0.4
			1,521,800	1.2

		Croatia: 2.0%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,033,130	0.8
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	516,565	0.4
1,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	1,048,750	0.8
			2,598,445	2.0

		Dominican Republic: 3.2%
2,000,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	2,015,000	1.6
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,094,625	0.8

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Dominican Republic: (continued)
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	$1,082,500	0.8
			4,192,125	3.2

		Ecuador: 1.1%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,492,500	1.1

		Egypt: 1.4%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,179,720	0.9
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	734,250	0.5
			1,913,970	1.4

		El Salvador: 0.7%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	972,500	0.7

		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	720,417	0.5

		Guatemala: 0.8%
750,000		Guatemala Government Bond, 8.125%, 10/06/34	1,003,125	0.8

		Hungary: 3.3%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,358,375	1.0
750,000		Hungary Government International Bond, 6.250%, 01/29/20	843,750	0.6
500,000		Hungary Government International Bond, 7.625%, 03/29/41	665,070	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,511,250	1.2
			4,378,445	3.3

		Indonesia: 6.1%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,475,625	1.1
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,303,500	1.8
750,000		Pertamina Persero PT, 4.300%, 05/20/23	720,000	0.6
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,338,750	1.0
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,125,000	1.6
			7,962,875	6.1

		Ivory Coast: 1.8%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,321,865	1.8

		Kazakhstan: 4.8%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,566,250	1.2
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	885,000	0.7
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,122,903	0.9
1,800,000		KazMunayGas National Co. JSC, 4.400%, 04/30/23	1,648,188	1.2
1,250,000	#	KazMunayGas National Co. JSC, 6.000%, 11/07/44	1,076,563	0.8
			6,298,904	4.8

		Kenya: 0.4%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	509,790	0.4

		Latvia: 0.8%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	1,002,500	0.8

		Lebanon: 1.9%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,518,857	1.9

		Lithuania: 1.1%
500,000		Lithuania Government International Bond, 6.625%, 02/01/22	596,875	0.4
750,000		Lithuania Government International Bond, 7.375%, 02/11/20	894,975	0.7
			1,491,850	1.1

		Mexico: 4.8%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	490,790	0.4
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,029,000	0.8
1,750,000	#	Petroleos Mexicanos, 4.500%, 01/23/26	1,714,825	1.3
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	483,952	0.4
2,750,000		Petroleos Mexicanos, 5.500%, 06/27/44	2,543,750	1.9
			6,262,317	4.8

		Morocco: 1.4%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,537,500	1.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Morocco: (continued)
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	$254,937	0.2
			1,792,437	1.4

		Namibia: 0.8%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,076,080	0.8

		Nigeria: 0.4%
500,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	504,500	0.4

		Pakistan: 0.4%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	521,875	0.4

		Panama: 3.4%
600,000		Panama Government International Bond, 4.300%, 04/29/53	526,500	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,010,000	0.8
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,325,400	1.0
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,550,000	1.2
			4,411,900	3.4

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,116,500	0.8

		Peru: 4.0%
1,000,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	953,500	0.7
3,500,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	3,337,250	2.6
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	964,320	0.7
			5,255,070	4.0

		Philippines: 3.3%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,300,000	1.0
1,500,000		Philippine Government International Bond, 7.750%, 01/14/31	2,169,375	1.6
400,000		Philippine Government International Bond, 8.375%, 06/17/19	496,000	0.4
300,000		Republic of the Philippines, 6.375%, 10/23/34	398,625	0.3
			4,364,000	3.3

		Poland: 2.6%
3,500,000		Poland Government International Bond, 3.000%, 03/17/23	3,445,050	2.6

		Romania: 1.6%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	514,950	0.4
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,534,338	1.2
			2,049,288	1.6

		Russia: 4.8%
3,600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	3,578,400	2.7
2,343,750		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	2,751,534	2.1
			6,329,934	4.8

		South Africa: 2.4%
1,500,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	1,520,670	1.1
1,750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,689,450	1.3
			3,210,120	2.4

		Sri Lanka: 0.6%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	859,125	0.6

		Tanzania: 0.4%
500,000		Tanzania Government International Bond, 6.397%, 03/09/20	509,375	0.4

		Trinidad And Tobago: 0.8%
437,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	456,750	0.4
500,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	585,000	0.4
			1,041,750	0.8

		Turkey: 4.4%
3,000,000		Turkey Government International Bond, 6.000%, 01/14/41	3,171,750	2.4
2,144,000		Turkey Government International Bond, 7.375%, 02/05/25	2,578,160	2.0
			5,749,910	4.4

		Ukraine: 1.3%
1,500,000		Ukraine Government International Bond, 6.750%, 11/14/17	747,375	0.6

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Ukraine: (continued)
2,000,000	# Ukraine Government International Bond, 6.750%, 11/14/17	$996,500	0.7
		1,743,875	1.3

	Uruguay: 1.9%
1,000,000	Uruguay Government International Bond, 4.500%, 08/14/24	1,052,500	0.8
785,000	Uruguay Government International Bond, 7.625%, 03/21/36	1,049,938	0.8
300,000	Uruguay Government International Bond, 8.000%, 11/18/22	387,000	0.3
		2,489,438	1.9

	Venezuela: 1.6%
1,000,000	Petroleos de Venezuela SA, 5.250%, 04/12/17	502,950	0.4
1,000,000	Petroleos de Venezuela SA, 9.000%, 11/17/21	412,500	0.3
1,750,000	Petroleos de Venezuela SA, 9.750%, 05/17/35	716,625	0.5
1,250,000	Venezuela Government International Bond, 9.250%, 09/15/27	537,500	0.4
		2,169,575	1.6

	Vietnam: 1.0%
1,200,000	Vietnam Government International Bond, 6.750%, 01/29/20	1,332,000	1.0

	Zambia: 0.8%
1,000,000	# Zambia Government International Bond, 8.500%, 04/14/24	1,006,875	0.8

	Total Foreign Government Bonds
	(Cost $118,983,711)	115,738,506	88.1

	Total Long-Term Investments
	(Cost $126,014,950)	122,785,289	93.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Mutual Funds: 4.5%
5,883,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $5,883,000)	5,883,000	4.5

	Total Short-Term Investments
	(Cost $5,883,000)	5,883,000	4.5

	Total Investments in Securities (Cost $131,897,950)	$128,668,289	97.9
	Assets in Excess of Other Liabilities	2,722,109	2.1
	Net Assets	$131,390,398	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
±	Defaulted security

Cost for federal income tax purposes is $132,478,435.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,024,556
Gross Unrealized Depreciation	(6,834,702)

Net Unrealized Depreciation	$(3,810,146)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	88.1%
Corporate Bonds/Notes	5.3
U.S. Treasury Obligations	0.0
Short-Term Investments	4.5
Assets in Excess of Other Liabilities	2.1
Net Assets	100.0%

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$7,028,724	$–	$7,028,724
U.S. Treasury Obligations	–	18,059	–	18,059
Foreign Government Bonds	–	115,738,506	–	115,738,506
Short-Term Investments	5,883,000	–	–	5,883,000
Total Investments, at fair value	$5,883,000	$122,785,289	$–	$128,668,289
Other Financial Instruments+
Futures	142,325	–	–	142,325
Total Assets	$6,025,325	$122,785,289	$–	$128,810,614
Liabilities Table
Other Financial Instruments+
Futures	$(34,838)	$–	$–	$(34,838)
Total Liabilities	$(34,838)	$–	$–	$(34,838)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	40	09/30/15	$8,757,500	$15,077
U.S. Treasury 5-Year Note	78	09/30/15	9,302,109	2,285
U.S. Treasury Long Bond	25	09/21/15	3,771,094	(34,838)
			$21,830,703	$(17,476)
Short Contracts
U.S. Treasury 10-Year Note	(104)	09/21/15	(13,121,876)	74,826
U.S. Treasury Ultra Long Bond	(14)	09/21/15	(2,156,875)	50,137
			$(15,278,751)	$124,963

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Hard Currency Debt Fund as of June 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$142,325
Total Asset Derivatives		$142,325

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$34,838
Total Liability Derivatives		$34,838

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.7%
			Brazil: 0.8%
BRL	2,000,000		Banco do Brasil SA/Cayman, 9.750%, 07/18/17	$608,228	0.8

			United States: 0.9%
MXN	11,000,000		General Electric Capital Corp., 8.500%, 04/06/18	771,382	0.9

		Total Corporate Bonds/Notes
		(Cost $1,423,309)		1,379,610	1.7

FOREIGN GOVERNMENT BONDS: 78.1%
			Brazil: 5.3%
BRL	70,000	Z	Brazil Letras do Tesouro Nacional, 14.570%, 01/01/16	21,015	0.0
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 1.980%, 01/01/21	2,741,367	3.3
BRL	5,500,000		Brazil Notas do Tesouro Nacional Series F, 3.540%, 01/01/17	1,678,024	2.0
				4,440,406	5.3

			Colombia: 3.6%
COP	2,700,000,000	#	Colombia Government International Bond, 7.000%, 05/04/22	1,048,963	1.2
COP	4,400,000,000	#	Colombia Government International Bond, 10.000%, 07/24/24	1,997,374	2.4
				3,046,337	3.6

			Czech Republic: 1.0%
CZK	20,000,000		Czech Republic Government Bond, 3.400%, 09/01/15	822,175	1.0

			Finland: 0.8%
TRY	290,000		Municipality Finance PLC, 7.000%, 07/31/15	107,788	0.1
ZAR	7,325,000		Municipality Finance PLC, 7.000%, 08/18/15	605,098	0.7
				712,886	0.8

			Hungary: 4.6%
HUF	75,000,000		Hungary Government Bond, 4.000%, 04/25/18	279,057	0.3
HUF	108,000,000		Hungary Government Bond, 5.500%, 12/20/18	422,990	0.5
HUF	100,000,000		Hungary Government Bond, 6.500%, 06/24/19	405,424	0.5
HUF	190,000,000		Hungary Government Bond, 7.750%, 08/24/15	677,960	0.8
HUF	160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	654,786	0.8
HUF	330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,407,183	1.7
				3,847,400	4.6

			Indonesia: 4.6%
IDR	15,000,000,000		Indonesia Treasury Bond, 8.250%, 06/15/32	1,103,413	1.3
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/24	753,167	0.9
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/34	751,685	0.9
IDR	16,000,000,000		Indonesia Treasury Bond, 9.000%, 03/15/29	1,269,420	1.5
				3,877,685	4.6

			Malaysia: 4.5%
MYR	6,500,000		Malaysia Government Bond, 3.480%, 03/15/23	1,668,321	2.0
MYR	4,000,000		Malaysia Government Bond, 4.160%, 07/15/21	1,082,212	1.3
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	537,206	0.6
MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	486,617	0.6
				3,774,356	4.5

			Mexico: 6.9%
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	1,045,129	1.3
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,452,001	1.7
MXN	40,000,000		Mexican Bonos, 10.000%, 12/05/24	3,265,023	3.9
				5,762,153	6.9

			Nigeria: 1.6%
NGN	147,330,000		Nigeria Government Bond, 13.050%, 08/16/16	731,580	0.9
NGN	20,860,000		Nigeria Government Bond, 16.390%, 01/27/22	111,955	0.1
NGN	100,000,000		Nigeria Government Bond, 16.000%, 06/29/19	519,920	0.6
				1,363,455	1.6

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Peru: 0.7%
PEN	1,620,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	$568,243	0.7

			Philippines: 0.7%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	572,679	0.7

			Poland: 8.2%
PLN	8,000,000		Poland Government Bond, 3.750%, 04/25/18	2,218,724	2.7
PLN	4,000,000		Poland Government Bond, 4.000%, 10/25/23	1,128,032	1.3
PLN	11,500,000		Poland Government Bond, 5.750%, 10/25/21	3,550,013	4.2
				6,896,769	8.2

			Romania: 4.2%
RON	3,000,000		Romania Government Bond, 5.800%, 10/26/15	759,464	0.9
RON	10,800,000		Romania Government Bond, 6.000%, 04/30/16	2,798,596	3.3
				3,558,060	4.2

			Russia: 2.2%
RUB	75,000,000		Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,193,259	1.4
RUB	34,001,000		Russian Federal Bond - OFZ, 7.050%, 01/19/28	465,176	0.6
RUB	10,000,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	156,655	0.2
				1,815,090	2.2

			South Africa: 4.9%
ZAR	1,800,000		Kommunalbanken AS, 6.500%, 06/07/18	144,300	0.2
ZAR	11,303,122		South Africa Government Bond, 6.250%, 03/31/36	701,268	0.8
ZAR	3,000,000		South Africa Government Bond, 7.250%, 01/15/20	241,743	0.3
ZAR	31,400,000		South Africa Government Bond, 10.500%, 12/21/26	3,006,048	3.6
				4,093,359	4.9

			South Korea: 2.8%
MYR	6,000,000		Export-Import Bank of Korea, 4.070%, 02/02/17	1,592,972	1.9
MYR	3,000,000		Export-Import Bank of Korea, 4.500%, 07/01/15	795,123	0.9
				2,388,095	2.8

			Supranational: 7.4%
MYR	7,000,000		Asian Development Bank, 4.000%, 02/08/17	1,873,662	2.2
ZAR	12,000,000		European Investment Bank, 6.750%, 09/15/17	974,075	1.2
ZAR	3,750,000		European Investment Bank, 8.375%, 07/29/22	305,292	0.4
ZAR	8,000,000		European Investment Bank, 9.000%, 12/21/18	680,191	0.8
ZAR	9,160,000		European Investment Bank, 9.000%, 03/31/21	775,186	0.9
IDR	7,500,000,000		Inter-American Development Bank, 7.250%, 07/17/17	548,584	0.7
ZAR	5,000,000		International Bank for Reconstruction & Development, 7.020%, 09/10/15	410,872	0.5
ZAR	500,000		International Bank for Reconstruction & Development, 7.080%, 07/10/15	41,099	0.0
ZAR	7,500,000		Nordic Investment Bank, 7.000%, 09/25/18	604,143	0.7
				6,213,104	7.4

			Thailand: 5.4%
THB	25,000,000		Thailand Government Bond, 3.125%, 12/11/15	745,657	0.9
THB	96,000,000		Thailand Government Bond, 3.625%, 06/16/23	2,991,998	3.6
THB	24,000,000		Thailand Government Bond, 3.875%, 06/13/19	757,223	0.9
				4,494,878	5.4

			Turkey: 8.7%
TRY	1,150,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 8.750%, 08/13/15	427,359	0.5
TRY	2,500,000		Turkey Government Bond, 6.300%, 02/14/18	866,805	1.0
TRY	11,000,000		Turkey Government Bond, 9.000%, 03/08/17	4,081,751	4.9

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Turkey: (continued)
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	$1,887,989	2.3
			7,263,904	8.7

		Total Foreign Government Bonds
		(Cost $77,280,129)	65,511,034	78.1

CREDIT-LINKED NOTES: 4.9%
		Colombia: 1.4%
	2,042,606	# Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	1,183,167	1.4

		Indonesia: 3.5%
IDR	40,000,000,000	# JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	2,913,032	3.5

		Total Credit-Linked Notes
		(Cost $6,359,025)	4,096,199	4.9

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	Options on Currencies: 0.0%
4,494,000	@ Put CNH vs Call USD, Strike @ 6.463, Exp. 08/03/15 Counterparty: JPMorgan Chase & Co.	390	0.0

	Total Purchased Options
	(Cost $64,084)	390	0.0

	Total Long-Term Investments
	(Cost $85,126,547)	70,987,233	84.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.5%
	U.S. Government Agency Obligations: 4.7%
4,000,000	Federal Home Loan Bank Discount Notes, 0.030%, 08/21/15
	(Cost $3,999,547)	3,999,828	4.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.8%
2,829,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.070%††	2,829,000	3.4
3,683,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††	3,683,000	4.4
	Total Mutual Funds
	(Cost $6,512,000)	6,512,000	7.8

	Total Short-Term Investments
	(Cost $10,511,547)	10,511,828	12.5

	Total Investments in Securities (Cost $95,638,094)	$81,499,061	97.2
	Assets in Excess of Other Liabilities	2,356,166	2.8
	Net Assets	$83,855,227	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $95,930,825.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$367,360
Gross Unrealized Depreciation	(14,799,124)

Net Unrealized Depreciation	$(14,431,764)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	78.1%
Credit-Linked Notes	4.9
Financial	1.7
Purchased Options	0.0
U.S. Government Agency Obligations	4.7
Short-Term Investments	7.8
Assets in Excess of Other Liabilities	2.8
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Purchased Options	$–	$390	$–	$390
Corporate Bonds/Notes	–	1,379,610	–	1,379,610
Short-Term Investments	3,683,000	6,828,828	–	10,511,828
Credit-Linked Notes	–	4,096,199	–	4,096,199
Foreign Government Bonds	–	65,511,034	–	65,511,034
Total Investments, at fair value	$3,683,000	$77,816,061	$–	$81,499,061
Other Financial Instruments+
Forward Foreign Currency Contracts	–	95,480	–	95,480
Futures	117	–	–	117
OTC Swaps	–	1,512	–	1,512
Total Assets	$3,683,117	$77,913,053	$–	$81,596,170
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(216,973)	$–	$(216,973)
Futures	(3,077)	–	–	(3,077)
Written Options	–	(103)	–	(103)
Total Liabilities	$(3,077)	$(217,076)	$–	$(220,153)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Singapore Dollar	29,178	Buy	08/14/15	$22,003	$21,649	$(354)
Citigroup, Inc.	Mexican Peso	48,429,634	Buy	09/11/15	3,167,105	3,065,524	(101,581)
HSBC Bank PLC	Peruvian Nuevo Sol	1,274,818	Buy	09/11/15	397,387	396,754	(633)
JPMorgan Chase & Co.	Brazilian Real	7,000,653	Buy	09/11/15	2,230,928	2,193,529	(37,399)
Morgan Stanley	Chilean Peso	68,559,615	Buy	09/11/15	107,866	106,522	(1,344)
Morgan Stanley	Hungarian Forint	156,140	Buy	09/11/15	571	551	(20)
Morgan Stanley	Polish Zloty	4,052,084	Buy	09/11/15	1,106,239	1,075,601	(30,638)
Morgan Stanley	Russian Ruble	84,106,287	Buy	09/11/15	1,524,217	1,485,657	(38,560)
Morgan Stanley	Thai Baht	32,923,815	Buy	08/14/15	979,730	973,301	(6,429)
							$(216,958)

Citigroup, Inc.	Philippine Peso	8,609,698	Sell	08/14/15	$192,568	$190,602	$1,966
Citigroup, Inc.	Israeli New Shekel	5,225	Sell	09/11/15	1,369	1,384	(15)
Deutsche Bank AG	Romanian New Leu	7,196,363	Sell	09/11/15	1,826,729	1,790,962	35,767
Morgan Stanley	EU Euro	2,000,320	Sell	08/14/15	2,270,499	2,231,402	39,097
Morgan Stanley	Czech Koruna	20,860,064	Sell	09/11/15	872,303	853,653	18,650
							$95,465

At June 30, 2015, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	1	09/21/15	$126,172	$(906)
U.S. Treasury 5-Year Note	4	09/30/15	477,031	117
			$603,203	$(789)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 2-Year Note	(6)	09/30/15	$(1,313,625)	$(2,171)
			$(1,313,625)	$(2,171)

At June 30, 2015, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR	7,500,000	$1,512	$–	$1,512
				$1,512	$–	$1,512

At June 30, 2015, the following over-the-counter written options were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
4,494,000	JPMorgan Chase & Co.	Put CNH vs Call USD	6.690	USD	08/03/15	$37,390	$(103)
		Total Written OTC Options				$37,390	$(103)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$390
Foreign exchange contracts	Forward foreign currency contracts	95,480
Interest rate contracts	Futures contracts	117
Interest rate contracts	Interest rate swaps	1,512
Total Asset Derivatives		$97,499

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$216,973
Interest rate contracts	Futures contracts	3,077
Foreign exchange contracts	Written options	103
Total Liability Derivatives		$220,153

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased Options	$-	$-	$-	$-	$390	$-	$390
Forward foreign currency contracts	-	1,966	35,767	-	-	57,747	95,480
Interest rate swaps	1,512	-	-	-	-	-	1,512
Total Assets	$1,512	$1,966	$35,767	$-	$390	$57,747	$97,382

Liabilities:
Forward foreign currency contracts	$354	$101,596	$-	$633	$37,399	$76,991	$216,973
Written options	-	-	-	-	103	-	103
Total Liabilities	$354	$101,596	$-	$633	$37,502	$76,991	$217,076

Net OTC derivative instruments by counterparty, at fair value	$1,158	$(99,630)	$35,767	$(633)	$(37,112)	$(19,244)	(119,694)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$1,158	$(99,630)	$35,767	$(633)	$(37,112)	$(19,244)	$(119,694)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.0%
		Basic Materials: 1.7%
1,000,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	$1,000,734	0.8
350,000	#	Glencore Funding LLC, 2.500%, 01/15/19	346,135	0.3
325,000		Teck Resources Ltd, 2.500%, 02/01/18	317,937	0.2
482,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	506,321	0.4
			2,171,127	1.7

		Communications: 13.7%
236,000		21st Century Fox America, Inc., 4.000%, 10/01/23	243,255	0.2
284,000		21st Century Fox America, Inc., 6.150%, 02/15/41	329,867	0.3
1,778,000		AT&T, Inc., 4.750%, 05/15/46	1,615,830	1.3
765,000		AT&T, Inc., 4.800%, 06/15/44	704,779	0.6
250,000		AT&T, Inc., 5.350%, 09/01/40	246,181	0.2
1,263,000		CBS Corp., 3.500%, 01/15/25	1,208,988	1.0
190,000		CBS Corp., 5.900%, 10/15/40	198,381	0.2
1,000,000		Cisco Systems, Inc., 3.500%, 06/15/25	1,013,821	0.8
1,000,000		Comcast Corp., 3.375%, 08/15/25	987,317	0.8
1,059,000	#	Cox Communications, Inc., 4.800%, 02/01/35	977,704	0.8
913,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	895,545	0.7
284,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	267,246	0.2
320,000		Discovery Communications LLC, 3.450%, 03/15/25	300,418	0.2
436,000		Discovery Communications LLC, 4.875%, 04/01/43	395,590	0.3
1,000,000		Scripps Networks Interactive, Inc., 3.950%, 06/15/25	982,567	0.8
900,000	#	Telecom Italia SpA, 5.303%, 05/30/24	900,000	0.7
628,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	645,214	0.5
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	431,057	0.3
450,000		Time Warner Cable, Inc., 5.875%, 11/15/40	435,747	0.4
640,000		Time Warner, Inc., 3.600%, 07/15/25	622,831	0.5
500,000		Time Warner, Inc., 4.900%, 06/15/42	492,129	0.4
884,000		Verizon Communications, Inc., 3.500%, 11/01/24	860,243	0.7
257,000	#	Verizon Communications, Inc., 4.522%, 09/15/48	227,291	0.2
423,000		Verizon Communications, Inc., 4.862%, 08/21/46	395,987	0.3
233,000		Verizon Communications, Inc., 5.012%, 08/21/54	213,852	0.2
767,000		Verizon Communications, Inc., 5.150%, 09/15/23	841,787	0.7
420,000		Verizon Communications, Inc., 6.550%, 09/15/43	492,771	0.4
			16,926,398	13.7

		Consumer, Cyclical: 2.5%
651,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	646,390	0.5
633,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	647,698	0.5
844,000		General Motors Co., 5.000%, 04/01/35	831,255	0.7
940,000		McDonald's Corp., 3.375%, 05/26/25	919,032	0.8
			3,044,375	2.5

		Consumer, Non-cyclical: 13.7%
1,174,000		AbbVie, Inc., 3.600%, 05/14/25	1,160,957	0.9
451,000		Actavis Funding SCS, 3.850%, 06/15/24	445,768	0.4
1,037,000		Actavis Funding SCS, 4.750%, 03/15/45	986,753	0.8
648,000		Altria Group, Inc., 5.375%, 01/31/44	688,628	0.6
633,000		AmerisourceBergen Corp., 4.250%, 03/01/45	574,775	0.5
1,000,000	#	BAT International Finance PLC, 3.950%, 06/15/25	1,011,860	0.8
622,000	#	Baxalta, Inc., 4.000%, 06/23/25	619,192	0.5
1,000,000	#	Baxalta, Inc., 5.250%, 06/23/45	1,004,187	0.8
787,000		Becton Dickinson & Co., 3.734%, 12/15/24	784,730	0.6
580,000		Gilead Sciences, Inc., 4.500%, 02/01/45	576,972	0.5
1,500,000	#	HJ Heinz Co., 5.000%, 07/15/35	1,523,997	1.2
1,063,000	#	JM Smucker Co., 4.375%, 03/15/45	975,814	0.8
1,009,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/25	963,564	0.8
380,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	347,085	0.3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
536,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	$510,317	0.4
400,000		Medtronic, Inc., 3.625%, 03/15/24	409,942	0.3
1,149,000	#	Medtronic, Inc., 4.625%, 03/15/45	1,161,603	0.9
500,000		Philip Morris International, Inc., 3.250%, 11/10/24	492,040	0.4
1,000,000		Reynolds American, Inc., 4.450%, 06/12/25	1,019,306	0.8
600,000		Synchrony Financial, 3.000%, 08/15/19	604,393	0.5
650,000		Synchrony Financial, 4.250%, 08/15/24	653,083	0.5
502,000		Tyson Foods, Inc., 4.875%, 08/15/34	505,228	0.4
			17,020,194	13.7

		Energy: 17.5%
250,000		Apache Corp., 3.625%, 02/01/21	257,877	0.2
865,000		BP Capital Markets PLC, 2.315%, 02/13/20	861,757	0.7
840,000		BP Capital Markets PLC, 3.506%, 03/17/25	828,112	0.7
400,000	#	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	394,270	0.3
1,862,000		ConocoPhillips Co., 3.350%, 05/15/25	1,839,542	1.5
1,000,000		Devon Energy Corp., 5.000%, 06/15/45	987,449	0.8
246,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	195,676	0.2
520,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	513,386	0.4
759,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	644,261	0.5
650,000		Enbridge, Inc., 4.000%, 10/01/23	633,243	0.5
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	473,688	0.4
1,000,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	1,005,903	0.8
518,000		Ensco PLC, 5.750%, 10/01/44	461,718	0.4
721,000		Enterprise Products Operating LLC, 4.950%, 10/15/54	671,381	0.5
576,000		Hess Corp., 5.600%, 02/15/41	590,080	0.5
1,095,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	1,012,310	0.8
864,000		Magellan Midstream Partners L.P., 3.200%, 03/15/25	830,046	0.7
640,000		Marathon Oil Corp., 3.850%, 06/01/25	627,567	0.5
779,000		Marathon Petroleum Corp., 3.625%, 09/15/24	766,374	0.6
1,127,000		MPLX L.P., 4.000%, 02/15/25	1,100,109	0.9
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	251,844	0.2
315,000		ONEOK Partners L.P., 6.200%, 09/15/43	309,943	0.3
570,000		Phillips 66, 4.650%, 11/15/34	557,730	0.4
1,210,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	1,139,296	0.9
245,000		Rowan Cos, Inc., 5.850%, 01/15/44	207,446	0.2
1,260,000		Shell International Finance BV, 3.250%, 05/11/25	1,248,387	1.0
956,000		Statoil ASA, 2.450%, 01/17/23	916,702	0.7
250,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	236,685	0.2
284,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	275,895	0.2
500,000		Transocean, Inc., 4.300%, 10/15/22	380,000	0.3
243,000		Transocean, Inc., 4.950%, 11/15/15	246,353	0.2
1,272,000		Williams Partners L.P., 3.600%, 03/15/22	1,235,725	1.0
			21,700,755	17.5

		Financial: 33.5%
300,000		American International Group, Inc., 3.375%, 08/15/20	310,599	0.3
700,000		American International Group, Inc., 3.875%, 01/15/35	634,488	0.5
700,000		American International Group, Inc., 4.500%, 07/16/44	666,034	0.5
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,091,750	0.9
954,000		American Tower Corp., 4.000%, 06/01/25	930,637	0.8
767,000		Bank of America Corp., 4.000%, 01/22/25	747,640	0.6
520,000		Bank of America Corp., 4.250%, 10/22/26	507,641	0.4
413,000		Bank of America Corp., 4.000%, 04/01/24	420,446	0.3
625,000		Bank of America Corp., 6.100%, 12/29/49	617,969	0.5
650,000		Bank of America Corp., 6.500%, 10/29/49	673,562	0.5
600,000	#	BPCE SA, 4.500%, 03/15/25	580,478	0.5
1,050,000		Capital One Financial Corp., 5.550%, 12/29/49	1,043,437	0.8
685,000		Citigroup, Inc., 4.000%, 08/05/24	676,233	0.5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
550,000		Citigroup, Inc., 5.300%, 05/06/44	$560,460	0.5
550,000		Citigroup, Inc., 6.300%, 12/29/49	537,625	0.4
512,000		Comerica, Inc., 3.800%, 07/22/26	497,734	0.4
1,150,000		Compass Bank, 3.875%, 04/10/25	1,083,199	0.9
600,000		Corporate Office Properties L.P., 3.700%, 06/15/21	594,578	0.5
810,000		Corporate Office Properties L.P., 5.000%, 07/01/25	812,176	0.7
1,264,000	#	Credit Agricole SA, 4.375%, 03/17/25	1,213,339	1.0
500,000	#	Credit Suisse AG, 6.500%, 08/08/23	548,055	0.4
635,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	611,596	0.5
1,262,000	#	Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	1,214,553	1.0
300,000		General Electric Capital Corp., 4.375%, 09/16/20	326,603	0.3
300,000		General Electric Capital Corp., 7.125%, 12/15/49	346,500	0.3
609,000		Goldman Sachs Group, Inc., 3.500%, 01/23/25	590,419	0.5
630,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	607,919	0.5
1,000,000		Goldman Sachs Group, Inc., 5.375%, 12/31/49	989,150	0.8
374,000		Goldman Sachs Group, Inc., 5.700%, 12/29/49	375,814	0.3
600,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	704,768	0.6
270,000		HCP, Inc., 4.250%, 11/15/23	272,298	0.2
500,000		HCP, Inc., 4.000%, 06/01/25	489,743	0.4
1,276,000		HSBC Holdings PLC, 6.375%, 03/29/49	1,285,570	1.0
645,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	626,917	0.5
530,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	566,546	0.5
566,000		JPMorgan Chase & Co., 4.125%, 12/15/26	556,840	0.4
792,000		JPMorgan Chase & Co., 4.950%, 06/01/45	770,059	0.6
500,000		JPMorgan Chase & Co., 6.125%, 12/29/49	502,675	0.4
302,000		Kilroy Realty L.P., 4.250%, 08/15/29	300,866	0.2
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	533,832	0.4
800,000		Lloyds Banking Group PLC, 4.500%, 11/04/24	800,839	0.6
299,000		Lloyds Banking Group PLC, 7.500%, 04/30/49	308,718	0.2
1,002,000	#	Macquarie Bank Ltd, 4.875%, 06/10/25	986,455	0.8
927,000		MetLife, Inc., 4.721%, 12/15/44	935,745	0.8
1,403,000		MetLife, Inc., 5.250%, 12/29/49	1,394,231	1.1
950,000		Morgan Stanley, 3.700%, 10/23/24	945,865	0.8
647,000		Morgan Stanley, 3.950%, 04/23/27	610,393	0.5
624,000		Morgan Stanley, 4.300%, 01/27/45	582,268	0.5
607,000		Morgan Stanley, 4.350%, 09/08/26	596,667	0.5
1,140,000		Morgan Stanley, 5.550%, 12/29/49	1,133,160	0.9
452,000		Popular, Inc., 7.000%, 07/01/19	453,695	0.4
500,000		Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	499,607	0.4
500,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	529,680	0.4
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	500,498	0.4
701,000		Simon Property Group L.P., 4.250%, 10/01/44	664,771	0.5
900,000	#	Societe Generale SA, 4.250%, 04/14/25	846,638	0.7
580,000		Weingarten Realty Investors, 3.850%, 06/01/25	568,938	0.5
506,000		Wells Fargo & Co., 4.100%, 06/03/26	507,959	0.4
873,000		Wells Fargo & Co., 4.650%, 11/04/44	835,658	0.7
175,000		Wells Fargo & Co., 5.375%, 11/02/43	186,616	0.1
1,280,000		XLIT Ltd., 4.450%, 03/31/25	1,269,411	1.0
			41,578,560	33.5

		Industrial: 1.6%
361,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	357,420	0.3
810,000	#	Flextronics International Ltd, 4.750%, 06/15/25	804,573	0.6
891,000		Harris Corp., 5.054%, 04/27/45	849,067	0.7
			2,011,060	1.6

		Technology: 3.1%
390,000		Apple, Inc., 2.500%, 02/09/25	365,583	0.3
1,120,000		Apple, Inc., 3.200%, 05/13/25	1,113,843	0.9
320,000		Hewlett-Packard Co., 2.600%, 09/15/17	325,905	0.3
984,000		Oracle Corp., 3.900%, 05/15/35	914,072	0.7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,141,000	QUALCOMM, Inc., 3.450%, 05/20/25	$1,111,525	0.9
		3,830,928	3.1

	Utilities: 5.7%
455,000	Appalachian Power Co., 4.400%, 05/15/44	429,292	0.3
344,000	CMS Energy Corp., 4.700%, 03/31/43	345,460	0.3
50,000	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	52,681	0.0
419,000	Duke Energy Corp., 5.050%, 09/15/19	464,164	0.4
1,000,000	Exelon Corp., 3.950%, 06/15/25	1,006,390	0.8
637,000	Exelon Generation Co. LLC, 2.950%, 01/15/20	640,406	0.5
250,000	# Jersey Central Power & Light Co., 4.700%, 04/01/24	262,304	0.2
900,000	# Oncor Electric Delivery Co. LLC, 2.950%, 04/01/25	863,356	0.7
893,000	Potomac Electric Power Co., 4.150%, 03/15/43	859,930	0.7
234,000	PPL Capital Funding, Inc., 4.200%, 06/15/22	246,313	0.2
505,000	Progress Energy, Inc., 3.150%, 04/01/22	505,112	0.4
438,000	Public Service Electric & Gas Co., 3.750%, 03/15/24	457,498	0.4
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	107,358	0.1
315,000	Southern Co., 2.450%, 09/01/18	321,637	0.3
468,000	Union Electric Co., 3.500%, 04/15/24	477,684	0.4
		7,039,585	5.7

	Total Corporate Bonds/Notes
	(Cost $117,170,947)	115,322,982	93.0

U.S. TREASURY OBLIGATIONS: 3.5%
	U.S. Treasury Bonds: 2.1%
2,111,000	2.125%, due 05/15/25	2,069,439	1.7
610,000	2.500%, due 02/15/45	534,417	0.4
		2,603,856	2.1

	U.S. Treasury Notes: 1.4%
710,000	0.625%, due 06/30/17	709,557	0.6
972,000	1.625%, due 06/30/20	971,088	0.8
		1,680,645	1.4

	Total U.S. Treasury Obligations
	(Cost $4,274,664)	4,284,501	3.5

	Total Investments in Securities (Cost $121,445,611)	$119,607,483	96.5
	Assets in Excess of Other Liabilities	4,359,796	3.5
	Net Assets	$123,967,279	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $121,523,258.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$881,886
Gross Unrealized Depreciation	(2,797,661)

Net Unrealized Depreciation	$(1,915,775)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$115,322,982	$–	$115,322,982
U.S. Treasury Obligations	–	4,284,501	–	4,284,501
Total Investments, at fair value	$–	$119,607,483	$–	$119,607,483
Other Financial Instruments+
Futures	535,231	–	–	535,231
Total Assets	$535,231	$119,607,483	$–	$120,142,714

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	127	09/30/15	$27,805,063	$44,746
U.S. Treasury 5-Year Note	156	09/30/15	18,604,218	9,124
			$46,409,281	$53,870
Short Contracts
U.S. Treasury 10-Year Note	(208)	09/21/15	(26,243,751)	158,824
U.S. Treasury Long Bond	(48)	09/21/15	(7,240,500)	173,854
U.S. Treasury Ultra Long Bond	(42)	09/21/15	(6,470,625)	148,683
			$(39,954,876)	$481,361

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$535,231
Total Asset Derivatives		$535,231

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 75.5%
		United States: 75.5%
1,192,564		Alternative Loan Trust 2005-31, 0.467%, 08/25/35	$972,615	0.8
843,377		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	791,663	0.7
1,567,724		Alternative Loan Trust 2005-J2, 0.587%, 04/25/35	1,318,461	1.1
899,363		Alternative Loan Trust 2006-18CB A11, 0.687%, 07/25/36	641,356	0.6
882,032		Alternative Loan Trust 2006-19CB A12, 0.587%, 08/25/36	643,024	0.6
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.903%, 09/27/44	1,827,202	1.6
1,500,000		Banc of America Commercial Mortgage Trust 2007-3, 5.749%, 06/10/49	1,507,468	1.3
813,000	#	Banc of America Commercial Mortgage Trust 2007-4, 6.003%, 02/10/51	844,651	0.7
2,000,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.318%, 07/10/45	2,022,551	1.7
140,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.328%, 09/10/47	141,700	0.1
1,000,000	#	Bank of America Re-REMIC Trust 2014-FRR7 A, 2.431%, 10/26/44	985,819	0.8
836,240		Bear Stearns ALT-A Trust 2005-10, 2.532%, 01/25/36	695,145	0.6
460,836		Bear Stearns Alternative-A Trust, 2.584%, 05/25/35	448,254	0.4
1,375,645		Bear Stearns Alternative-A Trust, 2.635%, 09/25/35	1,181,837	1.0
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.386%, 02/13/46	1,558,168	1.3
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 5.074%, 09/11/42	1,030,054	0.9
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.921%, 02/13/42	1,887,784	1.6
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.766%, 04/12/38	2,013,508	1.7
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, 6.082%, 06/11/50	1,027,974	0.9
576,784		Chase Mortgage Finance Trust Series 2006-A1, 2.525%, 09/25/36	514,648	0.4
504,765		Chase Mortgage Finance Trust Series 2007-A1, 2.553%, 02/25/37	464,782	0.4
549,599		CHL Mortgage Pass-Through Trust 2007-14, 0.587%, 09/25/37	451,075	0.4
1,000,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	999,980	0.9
1,342,275		Citigroup Mortgage Loan Trust 2006-AR2, 2.696%, 03/25/36	1,239,238	1.1
1,326,435	#	Citigroup Mortgage Loan Trust 2013-7, 2.411%, 08/25/36	1,075,073	0.9
1,162,947		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.634%, 08/25/35	1,084,436	0.9
664,661		Citigroup Mortgage Loan Trust, Inc., 2.606%, 03/25/36	636,848	0.5
644,213		Citigroup Mortgage Loan Trust, Inc., 2.757%, 09/25/37	582,288	0.5
539,080		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	475,986	0.4
59,438,976	#,^	COMM 2014-FL4 Mortgage Trust, 1.995%, 05/13/16	997,440	0.9
14,792,918	^	Commercial Mortgage Pass Through Certificates, 1.572%, 04/10/47	1,150,185	1.0
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	521,114	0.4
1,232,687		Countrywide Home Loan Mortgage Pass-through Trust, 2.429%, 11/25/34	1,173,383	1.0
500,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.147%, 09/15/39	519,678	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,993,047	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.531%, 11/10/46	$54,426	0.1
835,532	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.345%, 06/27/37	837,635	0.7
500,000		Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.737%, 02/25/25	505,621	0.4
66,121,817	^	Fannie Mae Series 2011-M3 X, 0.154%, 07/25/21	997,461	0.9
1,046,645		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.553%, 01/25/37	933,433	0.8
3,307,000	^	Freddie Mac Series K015 X3, 2.886%, 08/25/39	483,655	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	1,038,919	0.9
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.787%, 04/25/24	483,965	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.337%, 01/25/25	508,728	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.737%, 10/25/24	1,024,501	0.9
1,000,000		GCCFC Commercial Mortgage Trust, 5.434%, 04/10/37	1,006,971	0.9
958,924	#	GE Capital Commercial Mortgage Series 2005-C2, 5.622%, 05/10/43	958,256	0.8
1,000,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	1,025,555	0.9
1,000,000		GS Mortgage Securities Trust 2006-GG6 D, 5.739%, 04/10/38	990,477	0.9
489,184		GSR Mortgage Loan Trust 2005-AR5, 2.624%, 10/25/35	440,228	0.4
1,125,569		GSR Mortgage Loan Trust, 2.701%, 01/25/36	1,049,882	0.9
1,132,146		HomeBanc Mortgage Trust 2006-2 A2, 0.407%, 12/25/36	990,439	0.9
1,000,000	#	Jefferies Resecuritization Trust 2009-R6, 5.109%, 03/26/36	977,671	0.8
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,004,918	1.7
1,775,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,771,584	1.5
500,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	501,976	0.4
1,856,721	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4, 7.990%, 07/15/46	2,034,734	1.7
1,708,996		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,560,336	1.3
502,790		JP Morgan Mortgage Trust 2007-A3, 2.528%, 05/25/37	435,043	0.4
600,000	#	LB-UBS Commercial Mortgage Trust 2005-C3, 5.111%, 07/15/40	580,434	0.5
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C7, 5.350%, 11/15/40	2,028,692	1.7
380,000		LB-UBS Commercial Mortgage Trust 2007-C1, 5.514%, 02/15/40	390,355	0.3
496,208	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	497,959	0.4
426,199		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.460%, 02/25/35	413,465	0.4
690,571		Merrill Lynch Mortgage Investors, Inc., 0.567%, 08/25/35	627,729	0.5
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2, 6.310%, 09/12/42	1,051,080	0.9
145,300		Merrill Lynch Mortgage Trust 2006-C2, 5.802%, 08/12/43	146,365	0.1
1,600,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	1,597,830	1.4
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.460%, 01/11/43	1,558,673	1.3
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.418%, 09/15/47	319,035	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
567,850		Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	$527,194	0.5
2,000,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	1,786,200	1.5
1,000,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	1,023,333	0.9
624,658		Structured Adjustable Rate Mortgage Loan Trust, 2.488%, 03/25/35	614,229	0.5
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.897%, 05/15/43	1,512,441	1.3
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28, 5.632%, 10/15/48	2,039,332	1.7
300,000		Wachovia Bank Commercial Mortgage Trust Series, 6.150%, 02/15/51	302,041	0.3
934,059		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.515%, 10/20/35	851,402	0.7
1,211,777		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 2.515%, 10/20/35	1,104,543	0.9
1,095,933		WaMu 2005-AR16 1A1 12/35, 2.342%, 12/25/35	1,045,016	0.9
1,757,135		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	1,651,584	1.4
1,579,684		WaMu Mortgage Pass Through Certificates, 2.249%, 09/25/36	1,433,993	1.2
912,001		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 1.969%, 11/25/36	812,318	0.7
1,313,314		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.021%, 12/25/36	1,160,587	1.0
1,637,997		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.436%, 08/25/36	1,489,527	1.3
908,669		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.252%, 12/25/36	821,891	0.7
865,434		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-5 A6, 6.000%, 06/25/37	761,133	0.7
1,338,572		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.417%, 01/25/47	1,003,537	0.9
993,996		WaMu Mortgage Pass-through Certificates, 2.290%, 02/25/37	862,186	0.7
983,693		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 Trust, 5.500%, 09/25/35	923,777	0.8
674,893		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	616,765	0.5
811,584		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.733%, 05/25/36	776,482	0.7

	Total Collateralized Mortgage Obligations
	(Cost $88,276,965)		88,372,930	75.5

ASSET-BACKED SECURITIES: 21.1%
		Cayman Islands: 13.2%
500,000	#	Apidos CDO IV 2006-4A D, 1.777%, 10/27/18	494,849	0.4
500,000	#	Atrium V, 0.966%, 07/20/20	483,340	0.4
1,000,000	#	Atrium V, 3.976%, 07/20/20	986,046	0.9
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	484,014	0.4
500,000	#	Callidus Debt Partners CLO Fund VI Ltd., 3.277%, 10/23/21	490,569	0.4
500,000	#	Carlyle High Yield Partners IX Ltd., 1.888%, 08/01/21	482,360	0.4
240,743	#	CIFC Funding 2006-II Ltd., 4.284%, 03/01/21	237,415	0.2
250,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/21	243,804	0.2
500,000	#	ColumbusNova CLO Ltd 2006-II, 1.779%, 04/04/18	490,854	0.4
500,000	#	Emporia Preferred Funding III Ltd. 2007-3A B, 0.727%, 04/23/21	499,199	0.4
680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 3.781%, 12/20/20	667,359	0.6
1,000,000	#	Fraser Sullivan CLO II Ltd., 1.781%, 12/20/20	974,214	0.8
750,000	#	GoldenTree Loan Opportunities IV Ltd., 4.526%, 08/18/22	741,941	0.7

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
625,000	#	GoldenTree Loan Opportunities V Ltd., 3.525%, 10/18/21	$624,974	0.6
750,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.683%, 06/17/21	736,731	0.6
250,000	#	Landmark IX CDO Ltd., 1.725%, 04/15/21	239,204	0.2
750,000	#	LCM V Ltd., 3.681%, 03/21/19	733,694	0.6
750,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.031%, 03/25/20	737,919	0.6
213,621	#	Madison Park Funding IV Ltd., 3.881%, 03/22/21	205,077	0.2
500,000	#	Madison Park Funding Ltd., 2.081%, 03/25/20	491,930	0.4
500,000	#	Madison Park Funding Ltd., 3.527%, 07/26/21	499,979	0.4
148,886	#	Mountain Capital CLO V Ltd, 1.836%, 09/15/18	148,311	0.1
1,000,000	#	Muir Grove CLO Ltd., 3.277%, 03/25/20	990,012	0.9
250,000	#	Sierra CLO II Ltd., 1.676%, 01/22/21	242,862	0.2
750,000	#	St James River CLO Ltd. 2007-1A D, 2.586%, 06/11/21	738,751	0.6
750,000	#	Telos CLO 2006-1A E Ltd., 4.526%, 10/11/21	752,216	0.7
1,000,000	#	WhiteHorse IV Ltd. 2006-4A D, 3.925%, 01/17/20	985,500	0.9
			15,403,124	13.2

		Ireland: 0.6%
750,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.527%, 08/13/19	727,290	0.6

		United States: 7.3%
1,000,000	#	American Homes 4 Rent 2015-SFR1, 5.639%, 04/17/45	1,041,342	0.9
1,500,000	#	American Residential Properties 2014-SFR1 Trust, 2.524%, 09/17/31	1,511,481	1.3
1,318,195		FBR Securitization Trust, 0.865%, 10/25/35	1,135,102	1.0
1,225,000		First NLC Trust 2005-2, 0.707%, 09/25/35	917,836	0.8
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.335%, 06/17/32	978,109	0.8
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.347%, 05/25/37	550,517	0.5
946,407		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.325%, 10/25/36	885,426	0.8
677,974		RAMP Series 2004-RS5 Trust, 5.750%, 05/25/34	641,693	0.5
970,686		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5, 0.357%, 12/25/36	860,877	0.7
			8,522,383	7.3

	Total Asset-Backed Securities
	(Cost $24,579,166)		24,652,797	21.1

	Total Long-Term Investments
	(Cost $112,856,131)		113,025,727	96.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
2,251,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $2,251,000)	2,251,000	1.9

	Total Short-Term Investments
	(Cost $2,251,000)	2,251,000	1.9

	Total Investments in Securities (Cost $115,107,131)	$115,276,727	98.5
	Assets in Excess of Other Liabilities	1,746,617	1.5
	Net Assets	$117,023,344	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,004,664
Gross Unrealized Depreciation	(835,068)

Net Unrealized Appreciation	$169,596

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	75.5%
Other Asset-Backed Securities	21.1
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$88,372,930	$–	$88,372,930
Asset-Backed Securities	–	24,652,797	–	24,652,797
Short-Term Investments	2,251,000	–	–	2,251,000
Total Investments, at fair value	$2,251,000	$113,025,727	$–	$115,276,727
Other Financial Instruments+
Futures	40,645	–	–	40,645
Total Assets	$2,291,645	$113,025,727	$–	$115,317,372
Liabilities Table
Other Financial Instruments+
Futures	$(179,679)	$–	$–	$(179,679)
Total Liabilities	$(179,679)	$–	$–	$(179,679)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	24	09/21/15	$3,028,125	$(77,291)
U.S. Treasury 2-Year Note	46	09/30/15	10,071,125	18,260
U.S. Treasury 5-Year Note	211	09/30/15	25,163,398	22,385
U.S. Treasury Long Bond	75	09/21/15	11,313,281	(71,183)
U.S. Treasury Ultra Long Bond	16	09/21/15	2,465,000	(31,205)
			$52,040,929	$(139,034)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Securitized Credit Fund as of June 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$40,645
Total Asset Derivatives		$40,645

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$179,679
Total Liability Derivatives		$179,679

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 27, 2015